Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 206,055	¥ 214,805
Service cost	8,562	10,435	¥ 9,879
Interest cost	2,821	3,171	3,789
Actuarial (gain) loss	9,408	(11,418)
Benefit payments	(9,091)	(11,442)
Projected benefit obligation, end of year	217,950	206,055	214,805
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	98,840	90,345
Actual return on plan assets	2,529	8,258
Employer contributions	1,248	3,765
Internal adjustment due to transfer of employees within the NTT group	36	118
Benefit payments	(9,091)	(11,442)
Fair value of plan assets, end of year	98,981	98,840	90,345
Funded status, end of year	(118,969)	(107,215)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Change in benefit obligations:
Projected benefit obligation, beginning of year	116,898	116,939
Service cost	3,905	4,067	3,585
Interest cost	1,613	1,690	1,891
Actuarial (gain) loss	10,630	1,424
Plan amendment		(5,235)
Internal adjustment due to transfer of employees within the NTT group	21	30
Other	(72)	27
Benefit payments	(1,853)	(2,044)
Projected benefit obligation, end of year	131,142	116,898	116,939
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	76,528	70,235
Actual return on plan assets	9,309	7,031
Employer contributions	2,136	863
Employee contributions	432	406	420
Internal adjustment due to transfer of employees within the NTT group	(21)	10
Other	(72)	27
Benefit payments	(1,853)	(2,044)
Fair value of plan assets, end of year	86,459	76,528	¥ 70,235
Funded status, end of year	¥ (44,683)	¥ (40,370)